INVESTMENTS IN SINGLE-FAMILY RESIDENTIAL PROPERTIES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
RESIDENTIAL HOMES, NET [Line Items]
Rental income	$ 1,741,309	$ 1,378,763	$ 5,648,014	$ 4,934,201
Property operating, maintenance and real estate taxes	515,560	401,236	1,684,431	1,552,051
Depreciation and amortization	441,725	325,416	1,334,555	1,162,312
Net loss	$ (364,678)	$ (377,880)	$ (1,772,354)	$ (1,795,861)
Net loss per share, basic and fully diluted	$ (0.03)	$ (0.05)	$ (0.22)	$ (0.26)
Weighted average number of common shares outstanding, basic and fully diluted	10,734,025	7,031,618	8,197,073	7,016,796
Pro Forma [Member] | Real Estate Investment [Member]
RESIDENTIAL HOMES, NET [Line Items]
Rental income			$ 6,745,713	$ 6,579,828
Property operating, maintenance and real estate taxes			3,099,440	3,053,996
Depreciation and amortization			1,626,395	1,567,162
Net loss			$ (1,424,863)	$ (1,638,482)
Net loss per share, basic and fully diluted			$ (0.17)	$ (0.23)
Weighted average number of common shares outstanding, basic and fully diluted			8,197,073	7,016,796